FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT
NOTE 3 -	FAIR VALUE MEASUREMENT

Recurring Fair Value Measurements

The Group measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Company's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments:

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Liability (Accrued expenses and other):
	-	$(22)	-	$(22)

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Liability (Accrued expenses and other):
	-	$(31)	-	$(31)

a.	Derivative financial instruments:

The Company hedges the foreign currency risk arising from probable forecasted Israeli Shekel ("ILS") expenses as part of its risk management policy. The risk management objective is to hedge the foreign currency exchange rate fluctuations associated with ILS denominated forecasted probable expenses according to the Company's hedging policy. The majority of the ILS exposure arises from expected related salary expenses. The Company enters into contracts for derivative financial instruments forward contracts in order to execute its policy. Such derivatives are recognized at fair value. The fair value of forward contracts is calculated as the difference between the forward rate on valuation date and the forward rate on the original forward contract, multiplied by the transaction's notional amount. At the inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which the Company wishes to apply hedge accounting and the risk management objective and strategy for undertaking the hedge. The hedge effectiveness is assessed at the end of each reporting period.

The estimated net amount of existing gain (loss) that is reported in "Accumulated other comprehensive income (loss)" as of December 31, 2023 that is expected to be reclassified into earnings within the next 12 months is immaterial.

As of December 31, 2023, and 2022, the Company has open call options and open put options with a notional total amount of $0 and $7,774, respectively.

Non-recurring Fair Value Measurements

The Company’s financial instruments consist mainly of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, accrued expenses and other liabilities. The fair value of these financial instruments approximates their carrying value.

The maximum length of time over which the Company is hedging its exposure to the variability in future cash flow is from the transaction commencement date through January 2024.